Taxes	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Taxes

NOTE 10 – TAXES

The current and deferred components of the income tax provision which are substantially attributable to the Company’s subsidiaries in Indonesia. Due to the unrecovered expenditures on TAC and KSO operations, there was no provision for income taxes for the six months ended June 30, 2020 and 2019.

The effective tax rate is based on expected income and statutory tax rates. For interim financial reporting, the Company estimates the annual tax rate based on projected taxable income for the full year and records an interim income tax provision in accordance with guidance on accounting for income taxes in an interim period. As the year progresses, the Company refines the estimates of the year’s taxable income as new information becomes available. The Company’s effective tax rates for the six months ended June 30, 2020 and 2019 were 0% and 0%, respectively.

The Company did not incur any interest and penalties related to potential underpaid income tax expenses.